As filed with the Securities and Exchange Commission on November 26, 2013

Securities Act File No. 033-49098 and Investment Company Act File No. 811-06719

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

☑          Post-Effective Amendment No. 98

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

☑          Amendment No. 99

STERLING CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

434 Fayetteville Street, Fifth Floor, Raleigh NC 27601

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

James T. Gillespie

Sterling Capital Funds

434 Fayetteville Street, Fifth Floor

Raleigh, NC 27601

(Name and Address of Agent for Service)

Copies of communications to:

Thomas R. Hiller, Esquire

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☑	On December 12, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

Parts A and B to the Registrant’s Post-Effective Amendment No. 95 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 96 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on July 18, 2013 (the “Post-Effective Amendment”) are incorporated herein by reference.

This Post-Effective Amendment No. 98 is filed to extend the effective date of Post-Effective Amendment No. 95 to December 12, 2013. This Post-Effective Amendment No. 98 is intended to amend and supersede Post-Effective Amendment No. 97 filed on October 29, 2013 solely to designate December 12, 2013 as a new effective date for Post-Effective Amendment No. 95. This Post-Effective Amendment No. 98 relates only to the Class A, Class C and Institutional Class Shares of the Sterling Capital Long/Short Equity Fund of the Registrant. This Post-Effective Amendment No. 98 does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series or shares of the Registrant.

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(b)(1)	Amended and Restated Bylaws dated April 23, 2007 are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i) Amendment to Investment Advisory Agreement dated June 29, 2011 is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii) Amendment to Investment Advisory Agreement dated November 18, 2011 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii) Amendment to Investment Advisory Agreement dated November 20, 2012 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv) Amendment to Investment Advisory Agreement dated November 15, 2012 is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(v) Form of Amendment to Investment Advisory Agreement. (to be filed by amendment)

(vi) Form of Sub-Advisory Agreement between Sterling Capital Management and Lucas Capital Management. (to be filed by amendment)

(vii) Form of Sub-Advisory Agreement between Sterling Capital Management and Sanborn Kilcollin Partners. (to be filed by amendment)

(viii) Form of Sub-Advisory Agreement between Sterling Capital Management and Cummings Bay Capital Management, L.P. (to be filed by amendment)

(ix) Form of Sub-Advisory Agreement between Sterling Capital Management and Gator Capital Management. (to be filed by amendment)

(e) (1)	Underwriting Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) dated April 23, 2007 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amended and Restated Exhibit A to Underwriting Agreement dated February 1, 2010 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) effective July 1, 2010 is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(iii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) effective October 1, 2010 is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(iv)	Amendment to Underwriting Agreement dated June 29, 2011 is incorporated by reference to Exhibit (e)(1)(iv) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(v)

Form of Amendment to Underwriting Agreement is incorporated by reference to Exhibit (e)(1)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(vi)

Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC is incorporated by reference to Exhibit (e)(1)(vi) to Post-Effective Amendment No. 85 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2012) .

(vii)

Amendment to Underwriting Agreement dated November 20, 2012 is incorporated by reference to Exhibit (e)(1)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(viii)	Form of Amendment to Underwriting Agreement. (to be filed by amendment)

(f)	Not applicable.

(g) (1)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 31, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(iii)	Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

(iv)	Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(2)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Amendment to the Custody Agreement dated October 1, 2010 is incorporated by reference to Exhibit (g)(2)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to the Custody Agreement dated February 1, 2011 is incorporated by reference to Exhibit (g)(2)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Amendment to the Custody Agreement dated June 29, 2011 is incorporated by reference to Exhibit (g)(2)(vii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(viii)	Amendment to the Custody Agreement dated November 20, 2012 is incorporated by reference to Exhibit (g)(2)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)	Form of Amendment to the Custody Agreement. (to be filed by amendment)

(h) (1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)	Amendment to Administration Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii) Amendment to Administration Agreement dated November 18, 2011 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii) Amendment to Administration Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(iv) Amendment to Administration Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(v) Amendment to Administration Agreement dated November 15, 2012 is incorporated by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(vi) Form of Amendment to Administration Agreement. (to be filed by amendment)

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC and BNY Mellon Investment Servicing (US) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Sub-Administration Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)

Amendment to Sub-Administration Services Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)

Amendment to Sub-Administration Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vi)

Amendment to Sub-Administration Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(vii)	Form of Amendment to Sub-Administration Services Agreement. (to be filed by amendment)

(4)

Transfer Agency and Blue Sky Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(iii)	AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(iv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(iv) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(v)	Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(v) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(vi)	Amendment to Transfer Agency and Blue Sky Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)

Form of Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated by reference to Exhibit (h)(4)(vii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(viii)

Amendment to Transfer Agency and Blue Sky Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(4)(viii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(ix)

Amendment to Transfer Agency and Blue Sky Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(x)	Form of Amendment to Transfer Agency and Blue Sky Services Agreement. (to be filed by amendment)

(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iv)	Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit No. (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to Accounting Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(5)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Amendment to Accounting Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(5)(vii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(viii)	Amendment to Accounting Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(5)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)	Form of Amendment to Accounting Services Agreement. (to be filed by amendment)

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Compliance Support Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(6)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)

Form of Amendment to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)

Form of Amended and Restated Exhibit A to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(vi)

Amendment to Compliance Support Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(6)(vi) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vii)

Amendment to Compliance Support Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(6)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(viii)	Form of Amendment to Compliance Support Services Agreement. (to be filed by amendment)

(i)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 95 to the Registration Statement of the Registrant on Form N-1A (filed July 18, 2013).

(j)	Consent of KPMG LLP is incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 95 to the Registration Statement of the Registrant on Form N-1A (filed July 18, 2013).

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m) (1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(i)	Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii) Amended and Restated Distribution and Shareholder Services Plan dated November 18, 2011 is incorporated by reference to Exhibit (m)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(ii)	Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iii)	Amended and Restated Distribution and Shareholder Services Plan dated November 15, 2012 is incorporated by reference to Exhibit (m)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(iv)	(Amended and Restated Distribution and Shareholder Services Plan. (to be filed by amendment)

(n) (1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(i)	Amendment to Multiple Class Plan dated June 29, 2011 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)

Amendment to Multiple Class Plan dated November 18, 2011 is incorporated by reference to Exhibit (n)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)

Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)

Amendment to Multiple Class Plan dated November 15, 2012 is incorporated by reference to Exhibit (n)(1)(iv) to Post-Effective Amendment No. 89 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2012).

(v)	Amendment to Multiple Class Plan. (to be filed by amendment)

(p) (1)

Code of Ethics for Sterling Capital Funds dated November 8, 1994 and amended November 15, 2012 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 89 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2012).

(2)	Code of Ethics for Sterling Capital Management LLC is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(3)	Code of Ethics for Scott & Stringfellow, LLC dated July 12, 2010 is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on Form N-1A (filed April 15, 2011).

(4)	Code of Ethics of BlackRock, Inc. dated August 16, 2011 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 76 to the Registration Statement of the Registrant on Form N-1A (filed November 2, 2011).

(5)	Code of Ethics of Lucas Capital Management. (to be filed by amendment)

(6)	Code of Ethics of Sanborn Kilcollin Partners. (to be filed by amendment)

(7)	Code of Ethics of Cummings Bay Capital Management, L.P. (to be filed by amendment)

(8)	Code of Ethics of Gator Capital Management. (to be filed by amendment)

Item 29. Persons Controlled By or Under Common Control with Registrant

None.

Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:

“Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(1). The Trust maintains a directors and officers liability insurance policy. In addition, certain officers and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.

Item 31. Business and Other Connections of Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of December 31, 2012, Sterling Capital had approximately $38 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Director and Equity Analyst	Board of Directors of Bridges Investment Counsel, Inc.

The principal business address of Bridges Investment Counsel, Inc. is 8401 West Dodge Road, Omaha, NE 68114.

Item 32. Principal Underwriter

Item 32 (a)	Sterling Capital Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

1.	Sterling Capital Funds

Item 32 (b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Bruno S. DiStefano	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Ronald C. Berge	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds

434 Fayetteville Street, Fifth Floor

Raleigh, NC 27601

Attention: Secretary

(Registrant)

(2)	Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Rd., Suite 300

Charlotte, NC 28211

Sterling Capital Management LLC

434 Fayetteville Street, Fifth Floor

Raleigh, NC 27601

(Investment Adviser and Administrator for all Funds)

(3)	U.S. Bank National Association

425 Walnut Street, M.L. CN-OH-W6TC

Cincinnati, OH 45202

(Custodian)

(4)	Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

(Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(5)	BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

(Fund Accountant, Transfer Agent, and Sub-Administrator)

(6)	Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.)

400 Berwyn Park, Suite 110

899 Cassatt Road

Berwyn, PA 19312

(Distributor)

Item 34. Management Services

None.

Item 35. Undertakings

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certified that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 98 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 26th day of November, 2013.

STERLING CAPITAL FUNDS

/s/ James T. Gillespie

*James T. Gillespie

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 98 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James T. Gillespie	President	November 26, 2013
* James T. Gillespie

/s/ James L. Roberts	Trustee	November 26, 2013
*James L. Roberts

/s/ Thomas W. Lambeth	Trustee	November 26, 2013
*Thomas W. Lambeth

/s/ Kenneth R. Cotner	Treasurer	November 26, 2013
* Kenneth R. Cotner

/s/ Douglas R. Van Scoy	Trustee	November 26, 2013
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	November 26, 2013
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	November 26, 2013
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	November 26, 2013
*Alexander W. McAlister

/s/ Alan G. Priest	Trustee	November 26, 2013
*Alan G. Priest

By: /s/ Thomas R. Hiller

        Thomas R. Hiller

*By Thomas R. Hiller, solely in his capacity as Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James L. Roberts James L. Roberts

POWER OF ATTORNEY

Thomas Willis Lambeth, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Thomas Willis Lambeth Thomas Willis Lambeth

POWER OF ATTORNEY

Kenneth R. Cotner, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller and Margaret S. Moore, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: December 1, 2012	/s/ Kenneth R. Cotner Kenneth R. Cotner

POWER OF ATTORNEY

James T. Gillespie, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James T. Gillespie James T. Gillespie

POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Douglas R. Van Scoy Douglas R. Van Scoy

POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY

Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Alexander W. McAlister
Alexander W. McAlister

POWER OF ATTORNEY

Alan G. Priest, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 1, 2012	/s/ Alan G. Priest
Alan G. Priest